CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Details Narrative)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration Risk [Line Items]
Concentration risk percentage	60.70%	62.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.80%	21.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.70%	11.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.10%	10.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.20%